FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Carrying value of asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents	$ 449,830	$ 332,329
Restricted cash	91	72
Carrying value of asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments receivable	58,673	55,515
Derivative instruments payable	(126)	0
Carrying value of asset (liability) | Floating rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(1,716,106)	(1,563,657)
Carrying value of asset (liability) | Fixed rate long- term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(147,810)	(151,074)
Fair value asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents	449,830	332,329
Restricted cash	91	72
Fair value asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments receivable	58,673	55,515
Derivative instruments payable	(126)	0
Fair value asset (liability) | Floating rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(1,729,934)	(1,579,878)
Fair value asset (liability) | Fixed rate long- term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	$ (163,055)	$ (159,698)